RELATED PARTY TRANSACTIONS - Related Party Loans (Details) - USD ($)		6 Months Ended
	Feb. 09, 2024	Jun. 30, 2024	Dec. 31, 2023	Mar. 14, 2022
RELATED PARTY TRANSACTIONS
Price per warrant (in Dollars per share)		$ 1
Working capital loans				$ 480,000
Principal balance amount			$ 480,000
Qvent, LLC | Affiliate of sponsor
RELATED PARTY TRANSACTIONS
Shares issued in settlement of obligations (in shares)	2,000,000
Promissory Notes
RELATED PARTY TRANSACTIONS
Conversion amount		$ 1,500,000